THE HUNTINGTON FUNDS

(the “Trust”)

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON SITUS FUND

HUNTINGTON BALANCED ALLOCATION FUND

(each a “Fund” and together the “Funds”)

February 10, 2016

The information in this Supplement amends certain information contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Funds, each dated April 30, 2015.

Changes to the Names of the Funds and the Trust:

Effective February 12, 2016, the Funds will be renamed as follows:

Name Prior to February 12, 2016	Name Effective February 12, 2016
Huntington Dividend Capture Fund	Rational Dividend Capture Fund
Huntington Global Select Markets Fund	Rational Risk Managed Emerging Markets Fund
Huntington Real Strategies Fund	Rational Real Strategies Fund
Huntington Situs Fund	Rational Defensive Growth Fund
Huntington Balanced Allocation Fund	Rational Strategic Allocation Fund

In addition, effective February 22, 2016, the Trust will be renamed the Mutual Fund and Variable Insurance Trust.

Accordingly, all references to the Funds and the Trust in the Prospectus, Summary Prospectus and SAI are replaced with the new names on the effective dates above.

Huntington Global Select Markets Fund (To be renamed “Rational Risk Managed Emerging Markets Fund”) - ONLY

Effective February 12, 2016, the following sentence replaces the third sentence in first paragraph under the “Fund Summary – Principal Investment Strategy” section of the Fund’s

Prospectus and Summary Prospectus and the “Principal Investment Strategies and Related Risks – Investment Strategy”:

“Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of issuers and currencies that are organized, have a majority of their assets, or generate the majority of their operating income in emerging markets.”

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 30, 2015, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-253-0412 or by writing to 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

Please retain this Supplement for future reference.